Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitment Type [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 51
Operating Leases, Future Minimum Payments, Due in Two Years	48
Operating Leases, Future Minimum Payments, Due in Three Years	44
Operating Leases, Future Minimum Payments, Due in Four Years	38
Operating Leases, Future Minimum Payments, Due in Five Years	29
Operating Leases, Future Minimum Payments, Due Thereafter	71
Operating Leases, Future Minimum Payments Due	(281)
Total Commitment, Due in Next Twelve Months	1,322
Total Commitment, Due in Second Year	1,132
Total Commitment, Due in Third Year	1,105
Total Commitment, Due in Fourth Year	954
Total Commitment, Due in Fifth Year	879
Total Commitment, Due Thereafter	5,152
Total Commitment	10,544
Transporation And Processing Commitments [Member]
Commitment Type [Line Items]
Less Than 1 Year	905
Other Commitment, Due in Second Year	970
Other Commitment, Due in Third Year	991
Other Commitment, Due in Fourth Year	868
Other Commitment, Due in Fifth Year	829
Other Commitment, Due after Fifth Year	5,030
Other Commitment, Total	9,593
Drilling And Field Services Commitments [Member]
Commitment Type [Line Items]
Less Than 1 Year	366
Other Commitment, Due in Second Year	114
Other Commitment, Due in Third Year	70
Other Commitment, Due in Fourth Year	48
Other Commitment, Due in Fifth Year	21
Other Commitment, Due after Fifth Year	51
Other Commitment, Total	$ 670